                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8920
                                   --------

                            Clarion Value Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       230 Park Avenue, New York, NY 10169
--------------------------------------------------------------------------------
(Address of principal executive offices)                          (Zip code)

                                  Daniel Heflin
                            Clarion Value Fund, Inc.
                                 230 Park Avenue
                               New York, NY 10169
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-883-2500

Date of fiscal year end: October 31, 2005
                         ----------------

Date of reporting period: July 31, 2005
                          -------------

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

        Attached hereto.

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

                                                                                                       Principal
                                                                                                        Amount            Value
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (75.07%)
------------------------------------------------------------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp.                               6.000% due 07/15/12 (a)        18,249,438        17,898,059
Wachovia Bank Commercial Mortgage Trust                                 4.932% due 04/15/13 (a)        16,983,000        14,675,256
J.P. Morgan Chase Commercial Mortgage Securities Corp.                  5.056% due 01/12/13 (a)        16,726,000        14,671,956
J.P. Morgan Chase Commercial Mortgage Securities Corp.                  4.545% due 11/15/11            14,000,000        13,764,590
LB UBS Commercial Mortgage Trust                                        5.074% due 08/15/13 (a)        14,287,000        12,496,275
Mortgage Capital Funding, Inc.                                          7.214% due 11/20/07 (a)        12,000,000        12,115,313
Chase Commercial Mortgage Securities Corp.                              6.390% due 07/18/13 (a)        12,022,043        11,977,645
Bank of America First Union National Bank Commercial
 Mortgage, Inc.                                                         6.250% due 10/11/11 (a)        12,300,000        11,697,492
Commercial Mortgage Acceptance Corp.                                    5.440% due 05/15/13 (a)        12,050,000        11,027,632
GS Mortgage Securities Corp. II                                         6.213% due 02/14/16 (a)        10,348,926        10,790,825
Wachovia Bank                                                           4.368% due 01/15/10            10,735,000        10,594,887
Wachovia Bank Commercial Mortgage Trust                                 4.750% due 02/15/14            10,000,000         9,876,370
Commercial Mortgage Pass-Through Certificates                           5.234% due 09/10/13             8,856,000         9,049,592
Commercial Mortgage Pass-Through Certificates                           7.093% due 10/15/08             8,000,000         8,553,600
Wachovia Bank Commercial Mortgage Trust                                 5.031% due 11/15/13 (a)         9,596,000         8,401,622
Mortgage Capital Funding, Inc.                                          6.000% due 02/18/08 (a)         8,488,000         8,248,431
Mortgage Capital Funding, Inc.                                          5.750% due 12/21/26             8,000,000         7,917,813
GS Mortgage Securities Corp. II                                         6.624% due 05/03/11 (a)         7,000,000         7,783,440
DLJ Commercial Mortgage Corp.                                           5.750% due 02/10/09 (a)         8,200,000         7,670,524
Chase Commercial Mortgage Securities Corp.                              6.600% due 08/09/12 (a)         7,800,000         7,545,586
LB UBS Commercial Mortgage Trust                                        7.585% due 10/15/10 (a)         6,091,000         6,212,582
GE Capital Commercial Mortgage Corp.                                    4.353% due 02/10/10             5,840,000         5,750,765
CS First Boston Mortgage Securities Corp.                               6.080% due 11/15/11 (a)         6,025,000         5,664,713
CS First Boston Mortgage Securities Corp.                               5.226% due 11/15/14 (a)         6,460,000         5,625,499
J.P. Morgan Chase Commercial Mortgage Securities Corp.                  5.015% due 10/15/15 (a)         6,513,000         5,506,792
Morgan Stanley Dean Witter Capital I                                    5.52%  due 08/15/11             5,000,000         5,133,400
J.P. Morgan Chase Commercial Mortgage Securities Corp.                  5.408% due 09/12/37 (a)         5,000,000         4,981,640
J.P. Morgan Chase Commercial Mortgage Securities Corp.                  6.150% due 01/15/12 (a)         4,954,500         4,721,677
Wachovia Bank Commercial Mortgage Trust                                 5.358% due 10/15/13 (a)         5,189,000         4,625,304
J.P. Morgan Chase Commercial Mortgage Securities Corp.                  0.268% due 01/12/37 (a)       116,518,363  (c)    4,556,369
Banc of America Commercial Mortgage, Inc.                               4.161% due 01/10/10             4,212,000         4,132,098
J.P. Morgan Chase Commercial Mortgage Securities Corp.                  5.626% due 12/12/11 (a)         4,469,750         3,985,760
DLJ Commercial Mortgage Corp.                                           6.410% due 11/15/17 (a)        12,500,000         3,916,015
Wachovia Bank Commercial Mortgage Trust                                 4.368% due 05/15/44             4,132,000         3,872,118
CS First Boston Mortgage Securities Corp.                               6.000% due 07/15/12 (a)(b)     20,153,612         3,870,895
Commercial Mortgage Acceptance Corp.                                    7.069% due 09/15/30             3,369,000         3,686,966
Wachovia Bank Commercial Mortgage Trust                                 4.990% due 05/15/44             4,036,500         3,421,091
Mortgage Capital Funding, Inc.                                          7.060% due 02/18/08 (a)         3,250,000         3,373,271
Merrill Lynch Mortgage Trust                                            5.421% due 05/12/14 (a)         3,675,000         3,269,602
Morgan Stanley Capital I                                                5.379% due 08/13/42             3,000,000         3,010,664
J.P. Morgan Chase Commercial Mortgage Securities Corp                   5.056% due 01/12/13 (a)(b)     21,428,351         2,990,509
Bear Stearns Commercial Mortgage Securities, Inc.                       6.000% due 09/11/12 (a)         3,099,999         2,916,300
Salomon Brothers Mortgage Securities VII                                5.045% due 03/18/36             2,827,000         2,841,927
GE Capital Commercial Mortgage Corp.                                    5.216% due 05/10/43 (a)         2,972,000         2,759,009
CS First Boston Mortgage Securities Corp.                               4.783% due 08/15/14 (a)         3,198,000         2,700,436
Banc of America Commercial Mortgage, Inc.                               5.053% due 07/10/43 (a)         2,611,000         2,552,153
Merrill Lynch Mortgage Trust                                            5.019% due 09/12/42             3,107,000         2,506,111
Wachovia Bank Commercial Mortgage Trust                                 5.367% due 06/15/13 (a)         2,827,000         2,434,754
Banc of America Commercial Mortgage, Inc.                               5.495% due 11/10/41 (a)         2,500,000         2,388,410
GS Mortgage Securities Corp. II                                         6.771% due 05/03/11 (a)         2,000,000         2,238,440
DLJ Commercial Mortgage Corp.                                           7.600% due 01/15/13 (a)         2,100,000         2,157,340
Chase Commercial Mortgage Securities Corp.                              7.239% due 02/14/11 (a)         2,000,000         2,108,047
CS First Boston Mortgage Securities Corp.                               6.294% due 12/15/35 (a)         2,350,000         2,071,029
Bear Stearns Commercial Mortgage Securities, Inc.                       5.817% due 05/14/09 (a)         2,000,000         2,004,820
Banc of America Commercial Mortgage, Inc.                               4.772% due 07/11/11             2,000,000         2,002,880
Merrill Lynch Mortgage Trust                                            5.593% due 09/12/43             2,000,000         1,925,830
GMAC Commercial Mortgage Securities, Inc.                               4.576% due 05/10/40             1,904,514         1,894,629
DR Structured Finance Corp.                                             9.350% due 08/15/19             1,520,112         1,702,525
CS First Boston Mortgage Securities Corp.                               4.231% due 05/15/13 (a)         2,000,000         1,659,219
First Union National Bank Commercial Mortgage Corp.                     6.155% due 08/15/11 (a)         1,480,000         1,401,433
Chase Commercial Mortgage Securities Corp.                              7.370% due 10/19/11 (a)         1,250,000         1,261,475
CS First Boston Mortgage Securities Corp.                               5.226% due 11/15/14 (a)         1,307,000         1,114,626
CS First Boston Mortgage Securities Corp.                               5.638% due 11/15/06 (a)         1,000,000         1,002,970
LBFRC-LLFA                                                              4.220% due 07/15/18             1,000,000         1,000,000
CS First Boston Mortgage Securities Corp.                               4.488% due 02/15/14 (a)         1,000,000           999,996
Wachovia Bank Commercial Mortgage Trust                                 5.291% due 05/15/15             1,000,000           959,048
Wachovia Bank Commercial Mortgage Trust                                 0.125% due 07/15/41 (a)       156,165,069  (c)      860,548
J.P. Morgan Chase Commercial Mortgage Securities Corp.                  4.128% due 10/12/10               850,000           831,125
---------------------------------------------------------------------- -------------------------------------------------------------
        Total Commercial Mortgage-Backed Securities
         (Cost $341,274,817)                                                                                            359,359,718
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (18.41%)
------------------------------------------------------------------------------------------------------------------------------------
Senior Housing Properties Trust                                         7.875% due 04/15/15             5,000,000         5,375,000
WCI Communities, Inc.                                                   9.125% due 05/01/12             4,890,000         5,171,175
Leslie's Poolmart                                                       7.750% due 02/01/13             3,845,000         3,912,287
Simon Property Group LP                                                 7.125% due 09/20/07             3,607,000         3,772,186
Delhaize America, Inc.                                                  9.000% due 04/15/31             3,000,000         3,742,521
K. Hovnanian Enterprises, Inc.                                          7.750% due 05/15/13             3,410,000         3,614,600
Standard-Pacific Corp.                                                  9.250% due 04/15/12             3,100,000         3,472,000
Stewart Enterprises, Inc.                                               6.250% due 02/15/13 (a)         3,500,000         3,425,625
Simon Property Group LP                                                 5.375% due 08/28/08             3,000,000         3,058,131
Mylan Laboratories, Inc.                                                5.750% due 08/15/10 (a)         3,000,000         2,992,500
DR Horton Inc.                                                          5.375% due 06/15/12             3,000,000         2,975,709
K. Hovnanian Enterprises, Inc.                                          6.000% due 01/15/10             2,900,000         2,871,000
EOP Operating LP                                                        7.250% due 06/15/28             2,500,000         2,848,393
Standard-Pacific Corp.                                                  5.125% due 04/01/09             2,925,000         2,837,250
Tanger Properties LP                                                    9.125% due 02/15/08             2,500,000         2,709,375
Quiksilver, Inc.                                                        6.875% due 04/15/15 (a)         2,500,000         2,518,750
O'Charleys, Inc.                                                        9.000% due 11/01/13             2,300,000         2,489,750
La Quinta Inns                                                          7.330% due 04/01/08, MTN        2,345,000         2,447,594

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2005 (unaudited)

                                                                                                        Principal
                                                                                                         Amount            Value
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (Continued)
------------------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc.                                                  8.125% due 04/15/11             2,000,000         2,230,492
La Quinta Properties, Inc.                                              7.000% due 08/15/12             2,000,000         2,070,000
Jo-Ann Stores, Inc.                                                     7.500% due 03/01/12             2,075,000         2,054,250
Jean Coutu Group, Inc.                                                  8.500% due 08/01/14             2,000,000         1,982,500
Petro Stopping Centers LP                                               9.000% due 02/15/12             1,630,000         1,654,450
DR Horton, Inc.                                                         5.875% due 07/01/13             1,530,000         1,519,039
K. Hovnanian Enterprises, Inc.                                          6.375% due 12/15/14             1,500,000         1,515,000
Standard-Pacific Corp.                                                  6.875% due 05/15/11             1,390,000         1,424,750
Meritage Homes Corp.                                                    6.250% due 03/15/15             1,400,000         1,351,000
DR Horton, Inc.                                                         9.750% due 09/15/10             1,000,000         1,165,592
Standard-Pacific Corp.                                                  6.250% due 04/01/14             1,165,000         1,130,050
Delhaize America, Inc.                                                  8.050% due 04/15/27             1,000,000         1,101,357
WCI Communities, Inc.                                                   10.625% due 02/15/11            1,000,000         1,077,500
Ingles Markets, Inc.                                                    8.875% due 12/01/11             1,000,000         1,057,500
Trustreet Properties, Inc.                                              7.500% due 04/01/15 (a)         1,000,000         1,027,500
Senior Housing Properties Trust                                         8.625% due 01/15/12               750,000           841,875
Forest City Enterprises, Inc.                                           7.625% due 06/01/15               750,000           800,625
Brown Shoe Co., Inc.                                                    8.750% due 05/01/12               735,000           786,450
K. Hovnanian Enterprises, Inc.                                          8.875% due 04/01/12               500,000           543,750
La Quinta Properties, Inc.                                              8.875% due 03/15/11               500,000           541,875
Denny's Corp./Denny's Holdings, Inc.                                    10.000% due 10/01/12              500,000           535,000
Jean Coutu Group, Inc.                                                  7.625% due 08/01/12               500,000           520,000
La Quinta Corp.                                                         7.300% due 01/16/06, MTN          500,000           503,265
DR Horton, Inc.                                                         5.000% due 01/15/09               475,000           474,303
------------------------------------------------------------------------------------------------------------------------------------
        Total Corporate Bonds
         (Cost $88,371,995)                                                                                              88,141,969
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS (3.33%)
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association                                5.944% due 01/16/47             3,311,588         3,566,813
United States Treasury Note                                             3.750% due 05/15/08             3,500,000         3,470,469
Government National Mortgage Association                                5.105% due 01/16/45             2,240,934         2,104,202
Government National Mortgage Association                                5.470% due 09/16/44             2,018,025         2,040,964
Government National Mortgage Association                                5.481% due 03/16/46             1,650,749         1,641,205
Government National Mortgage Association                                5.108% due 11/16/45             1,654,265         1,492,392
Government National Mortgage Association                                5.559% due 03/16/44             1,071,779         1,088,442
Government National Mortgage Association                                5.314% due 01/16/44               539,008           522,016
------------------------------------------------------------------------------------------------------------------------------------
        Total United States Government Agencies & Obligations
         (Cost $15,015,527)                                                                                              15,926,503
------------------------------------------------------------------------------------------------------------------------------------
TOTAL SECURITIES (96.81%)
         (Cost $444,662,339) (d)                                                                                        463,428,190
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, NET OF LIABILITIES 3.19%                                                                                   15,289,090
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100.00%)                                                                                                 $  478,717,280
====================================================================================================================================

     MTN - Medium Term Note.
(a) 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at July 31, 2005 was $264,896,064 or 55.33% of net assets.
(b)  Security is deemed illiquid at July 31, 2005 and has been fair valued.
(c)  Represents notional amount of interest-only security.
(d) The cost for federal income tax purposes was $444,662,340. At July 31, 2005 net unrealized appreciation for all securities based on tax cost was $18,765,850. This consisted of aggregate gross unrealized appreciation for all securities of $26,159,651 and aggregate gross unrealized depreciation for all securities of $7,393,801.

Swap agreement outstanding at July 31, 2005:

                                                             Notional                Unrealized
Type                                                          Amount          Appreciation/Depreciation
---------------------------------------------------------------------------------------------------------
Pay a fixed rate equal to 4.915% and
receive a variable rate based on 3 Month USD-LIBOR

Counterparty: Deutsche Bank                                 10,000,000     $                    (296,526)
Effective date 03/17/05, Exp. 03/17/15                                     ==============================

Total return swap agreeement outstanding at July 31, 2005

                                                             Notional                Unrealized
Type                                                          Amount          Appreciation/Depreciation
--------------------------------------------------------------------------------------------------------
Pay spread return + .15%
receive Banc of America Securities CMBS BBB Index

Counterparty: Bank of America, N.A.                         10,000,000     $                       17,811
Effective date 07/20/05, Exp. 10/24/05                                     ==============================

Item 2. Controls and Procedures.

   (a) The President and Chief Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

   (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3. Exhibits.

        A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Value Fund, Inc.
             ------------------------

By: /s/ Daniel Heflin
    -----------------------------------------
        Daniel Heflin
        President and Chief Executive Officer

Date: September 28, 2005
      ------------------

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Daniel Heflin
    -----------------------------------------
        Daniel Heflin
        President and Chief Executive Officer

Date: September 28, 2005
      ------------------

By: /s/ Yuriy Zubatyy
    ---------------------------
        Yuriy Zubatyy
        Chief Financial Officer

Date: September 28, 2005
      ------------------